Cash, Cash Equivalents and Marketable Securities - Portfolio of Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	$ 135,171
Unrealized gains	3
Unrealized losses	(43)
Fair value	135,131	$ 0
Certificates of deposit
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	2,000
Fair value	2,000
Commercial paper
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	28,040
Unrealized gains	3
Fair value	28,043
Corporate debt securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	74,745
Unrealized losses	(37)
Fair value	74,708
U.S. government securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	24,447
Unrealized losses	(5)
Fair value	24,442
Non-U.S. government securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Amortized cost	5,939
Unrealized losses	(1)
Fair value	$ 5,938